Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Liabilities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	$ (681,909)	$ (784,931)	$ (839,253)	$ (946,673)
Effects of profit and loss	62,273	56,451	51,538
Other comprehensive income	40,749	(2,129)	55,882
Trade accounts receivable [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,169)	(820)	(822)	(10,991)
Effects of profit and loss		5,220	(185)
Other comprehensive income	(349)	(5,218)	10,354
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(76,881)	(96,496)	(103,782)	(114,627)
Effects of profit and loss	(74,659)	6,998	5,555
Other comprehensive income	94,274	288	5,290
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(1,712)	(1,905)	(2,008)	(2,209)
Effects of profit and loss	97	97	95
Other comprehensive income	96	6	106
Airport concessions [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	(615,751)	(700,168)	(748,879)	(835,432)
Effects of profit and loss	46,461	46,399	45,675
Other comprehensive income	37,956	2,312	40,878
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Liabilities [Line Items]
Beginning Balance	13,604	14,458	16,238	$ 16,586
Effects of profit and loss	90,374	(2,263)	398
Other comprehensive income	$ (91,228)	$ 483	$ (746)